Other Payables and Accruals - Summary of Other Payables and Accruals (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Salaries, wages and benefits	¥ 2,854	¥ 2,711
Take-off and landing charges	2,828	2,707
Fuel cost	1,225	1,369
Expenses related to aircraft overhaul conducted	1,324	1,760
Deposits from customers	6	1,342
Duties and levies payable	1,792	1,483
Other accrued operating expenses	2,111	1,848
Payable for purchase of property, plant and equipment	2,783	290
Interest payable	1,189	1,084
Pending output value added tax	378
Deposits received from ticket sales agents	502	549
Current portion of other long-term liabilities (note 42)	234	1,038
Staff housing allowance	265	301
Amounts due to related parties (note 49(c)(ii))	1,093	2,111
Current portion of post-retirement benefit obligations (note 41(b))	168	168
Others	2,391	1,103
Other payables and accruals	¥ 21,143	¥ 19,864